Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000014179 | FR_142339100
Holdings [Line Items]
Percent of Total Investments	5.00%
C000014179 | FR_084423102
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014179 | FR_380237107
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014179 | FR_127190304
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014179 | FR_617700109
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014179 | FR_099502106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014179 | FR_879369106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014179 | FR_115236101
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014179 | FR_896239100
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014179 | FR_570535104
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014179 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014179 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014179 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014179 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000014179 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000014179 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000014179 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000014179 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000014179 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000081644 | FR_142339100
Holdings [Line Items]
Percent of Total Investments	5.00%
C000081644 | FR_084423102
Holdings [Line Items]
Percent of Total Investments	4.40%
C000081644 | FR_380237107
Holdings [Line Items]
Percent of Total Investments	3.60%
C000081644 | FR_127190304
Holdings [Line Items]
Percent of Total Investments	3.20%
C000081644 | FR_617700109
Holdings [Line Items]
Percent of Total Investments	3.20%
C000081644 | FR_099502106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000081644 | FR_879369106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000081644 | FR_115236101
Holdings [Line Items]
Percent of Total Investments	2.70%
C000081644 | FR_896239100
Holdings [Line Items]
Percent of Total Investments	2.70%
C000081644 | FR_570535104
Holdings [Line Items]
Percent of Total Investments	2.60%
C000081644 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081644 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081644 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000081644 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000081644 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000081644 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000081644 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000081644 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000081644 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000014180 | FR_142339100
Holdings [Line Items]
Percent of Total Investments	5.00%
C000014180 | FR_084423102
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014180 | FR_380237107
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014180 | FR_127190304
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014180 | FR_617700109
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014180 | FR_099502106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014180 | FR_879369106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014180 | FR_115236101
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014180 | FR_896239100
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014180 | FR_570535104
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014180 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014180 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014180 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014180 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000014180 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000014180 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000014180 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000014180 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000014180 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000080480 | FR_142339100
Holdings [Line Items]
Percent of Total Investments	5.00%
C000080480 | FR_084423102
Holdings [Line Items]
Percent of Total Investments	4.40%
C000080480 | FR_380237107
Holdings [Line Items]
Percent of Total Investments	3.60%
C000080480 | FR_127190304
Holdings [Line Items]
Percent of Total Investments	3.20%
C000080480 | FR_617700109
Holdings [Line Items]
Percent of Total Investments	3.20%
C000080480 | FR_099502106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000080480 | FR_879369106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000080480 | FR_115236101
Holdings [Line Items]
Percent of Total Investments	2.70%
C000080480 | FR_896239100
Holdings [Line Items]
Percent of Total Investments	2.70%
C000080480 | FR_570535104
Holdings [Line Items]
Percent of Total Investments	2.60%
C000080480 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080480 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080480 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000080480 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000080480 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000080480 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000080480 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000080480 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000080480 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000142448 | FR_142339100
Holdings [Line Items]
Percent of Total Investments	5.00%
C000142448 | FR_084423102
Holdings [Line Items]
Percent of Total Investments	4.40%
C000142448 | FR_380237107
Holdings [Line Items]
Percent of Total Investments	3.60%
C000142448 | FR_127190304
Holdings [Line Items]
Percent of Total Investments	3.20%
C000142448 | FR_617700109
Holdings [Line Items]
Percent of Total Investments	3.20%
C000142448 | FR_099502106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000142448 | FR_879369106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000142448 | FR_115236101
Holdings [Line Items]
Percent of Total Investments	2.70%
C000142448 | FR_896239100
Holdings [Line Items]
Percent of Total Investments	2.70%
C000142448 | FR_570535104
Holdings [Line Items]
Percent of Total Investments	2.60%
C000142448 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000142448 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142448 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142448 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000142448 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000142448 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000142448 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000142448 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000142448 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000014177 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	8.10%
C000014177 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	7.00%
C000014177 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014177 | FR_235851102
Holdings [Line Items]
Percent of Total Investments	6.20%
C000014177 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	6.10%
C000014177 | FR_57636Q104
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014177 | FR_78409V104
Holdings [Line Items]
Percent of Total Investments	5.10%
C000014177 | FR_872540109
Holdings [Line Items]
Percent of Total Investments	4.60%
C000014177 | FR_03027X100
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014177 | FR_98978V103
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014177 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014177 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014177 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014177 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000014177 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000014177 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000014177 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000014177 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000014177 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000014177 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000102330 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	8.10%
C000102330 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	7.00%
C000102330 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000102330 | FR_235851102
Holdings [Line Items]
Percent of Total Investments	6.20%
C000102330 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	6.10%
C000102330 | FR_57636Q104
Holdings [Line Items]
Percent of Total Investments	5.50%
C000102330 | FR_78409V104
Holdings [Line Items]
Percent of Total Investments	5.10%
C000102330 | FR_872540109
Holdings [Line Items]
Percent of Total Investments	4.60%
C000102330 | FR_03027X100
Holdings [Line Items]
Percent of Total Investments	4.40%
C000102330 | FR_98978V103
Holdings [Line Items]
Percent of Total Investments	4.40%
C000102330 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102330 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102330 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102330 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000102330 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000102330 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000102330 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102330 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000102330 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000102330 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014178 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	8.10%
C000014178 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	7.00%
C000014178 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014178 | FR_235851102
Holdings [Line Items]
Percent of Total Investments	6.20%
C000014178 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	6.10%
C000014178 | FR_57636Q104
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014178 | FR_78409V104
Holdings [Line Items]
Percent of Total Investments	5.10%
C000014178 | FR_872540109
Holdings [Line Items]
Percent of Total Investments	4.60%
C000014178 | FR_03027X100
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014178 | FR_98978V103
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014178 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014178 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014178 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014178 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000014178 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000014178 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000014178 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000014178 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000014178 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000014178 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243416 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	8.10%
C000243416 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	7.00%
C000243416 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000243416 | FR_235851102
Holdings [Line Items]
Percent of Total Investments	6.20%
C000243416 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	6.10%
C000243416 | FR_57636Q104
Holdings [Line Items]
Percent of Total Investments	5.50%
C000243416 | FR_78409V104
Holdings [Line Items]
Percent of Total Investments	5.10%
C000243416 | FR_872540109
Holdings [Line Items]
Percent of Total Investments	4.60%
C000243416 | FR_03027X100
Holdings [Line Items]
Percent of Total Investments	4.40%
C000243416 | FR_98978V103
Holdings [Line Items]
Percent of Total Investments	4.40%
C000243416 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243416 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243416 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000243416 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000243416 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000243416 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000243416 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243416 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000243416 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000243416 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000108310 | FR_380237107
Holdings [Line Items]
Percent of Total Investments	5.80%
C000108310 | FR_570535104
Holdings [Line Items]
Percent of Total Investments	4.50%
C000108310 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	6.30%
C000108310 | FR_872540109
Holdings [Line Items]
Percent of Total Investments	6.50%
C000108310 | FR_337738108
Holdings [Line Items]
Percent of Total Investments	8.40%
C000108310 | FR_G9618E107
Holdings [Line Items]
Percent of Total Investments	6.60%
C000108310 | FR_12514G108
Holdings [Line Items]
Percent of Total Investments	5.40%
C000108310 | FR_366651107
Holdings [Line Items]
Percent of Total Investments	5.20%
C000108310 | FR_778296103
Holdings [Line Items]
Percent of Total Investments	4.10%
C000108310 | FR_573284106
Holdings [Line Items]
Percent of Total Investments	3.80%
C000108310 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000108310 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000108310 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000108310 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000108310 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000108310 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000108310 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000108310 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000108310 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000108311 | FR_380237107
Holdings [Line Items]
Percent of Total Investments	5.80%
C000108311 | FR_570535104
Holdings [Line Items]
Percent of Total Investments	4.50%
C000108311 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	6.30%
C000108311 | FR_872540109
Holdings [Line Items]
Percent of Total Investments	6.50%
C000108311 | FR_337738108
Holdings [Line Items]
Percent of Total Investments	8.40%
C000108311 | FR_G9618E107
Holdings [Line Items]
Percent of Total Investments	6.60%
C000108311 | FR_12514G108
Holdings [Line Items]
Percent of Total Investments	5.40%
C000108311 | FR_366651107
Holdings [Line Items]
Percent of Total Investments	5.20%
C000108311 | FR_778296103
Holdings [Line Items]
Percent of Total Investments	4.10%
C000108311 | FR_573284106
Holdings [Line Items]
Percent of Total Investments	3.80%
C000108311 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000108311 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000108311 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000108311 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000108311 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000108311 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000108311 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000108311 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000108311 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000108312 | FR_380237107
Holdings [Line Items]
Percent of Total Investments	5.80%
C000108312 | FR_570535104
Holdings [Line Items]
Percent of Total Investments	4.50%
C000108312 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	6.30%
C000108312 | FR_872540109
Holdings [Line Items]
Percent of Total Investments	6.50%
C000108312 | FR_337738108
Holdings [Line Items]
Percent of Total Investments	8.40%
C000108312 | FR_G9618E107
Holdings [Line Items]
Percent of Total Investments	6.60%
C000108312 | FR_12514G108
Holdings [Line Items]
Percent of Total Investments	5.40%
C000108312 | FR_366651107
Holdings [Line Items]
Percent of Total Investments	5.20%
C000108312 | FR_778296103
Holdings [Line Items]
Percent of Total Investments	4.10%
C000108312 | FR_573284106
Holdings [Line Items]
Percent of Total Investments	3.80%
C000108312 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000108312 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000108312 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000108312 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000108312 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000108312 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000108312 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000108312 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000108312 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000181782 | FR_380237107
Holdings [Line Items]
Percent of Total Investments	5.80%
C000181782 | FR_570535104
Holdings [Line Items]
Percent of Total Investments	4.50%
C000181782 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	6.30%
C000181782 | FR_872540109
Holdings [Line Items]
Percent of Total Investments	6.50%
C000181782 | FR_337738108
Holdings [Line Items]
Percent of Total Investments	8.40%
C000181782 | FR_G9618E107
Holdings [Line Items]
Percent of Total Investments	6.60%
C000181782 | FR_12514G108
Holdings [Line Items]
Percent of Total Investments	5.40%
C000181782 | FR_366651107
Holdings [Line Items]
Percent of Total Investments	5.20%
C000181782 | FR_778296103
Holdings [Line Items]
Percent of Total Investments	4.10%
C000181782 | FR_573284106
Holdings [Line Items]
Percent of Total Investments	3.80%
C000181782 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000181782 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000181782 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000181782 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000181782 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000181782 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000181782 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000181782 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000181782 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%